Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrant Activity

The following is a summary of warrant activity for the six months ended June 30, 2017 (in thousands):

Warrant Issuance	Outstanding, December 31, 2016	Granted	Exercised	Expired	Outstanding, June 30 2017	Expiration
February 2017	—	17,000	—	—	17,000	February 2022
July 2016	700	—	—	—	700	January 2022
January 2016	682	—	—	—	682	January 2021
March 2015	700	—	—	—	700	March 2020
September 2013	199	—	—	—	199	September 2018
December 2012	152	—	—	—	152	December 2017
April 2011	13	—	—	(13)	—	April 2017
Other	124	—	—	—	124	November 2021

	2,570	17,000	—	(13)	19,557

The following is a summary of warrant activity for the years ended December 31, 2016 and 2015 (in thousands):

Warrant Issuance	Outstanding, December 31, 2015	Granted	Exercised	Expired	Outstanding, December 31, 2016	Expiration
July 2016	—	700	—	—	700	January 2022
January 2016	—	682	—	—	682	January 2021
March 2015	700	—	—	—	700	March 2020
September 2013	199	—	—	—	199	September 2018
December 2012	152	—	—	—	152	December 2017
April 2011	31	—	(18)	—	13	April 2017
March 2011	9	—	(1)	(8)	—	March 2016
March 2010	1	—	—	(1)	—	March 2016
Other	24	100	—	—	124	November 2021

	1,116	1,482	(19)	(9)	2,570

Warrant Issuance	Outstanding, January 1, 2015	Granted	Exercised	Expired	Outstanding, December 31, 2015	Expiration
March 2015	—	700	—	—	700	March 2020
September 2013	199	—	—	—	199	September 2018
December 2012	152	—	—	—	152	December 2017
April 2011	31	—	—	—	31	April 2017
March 2011	9	—	—	—	9	March 2016
March 2010	1	—	—	—	1	March 2016
Other	36	—	—	(12)	24	November 2021

	428	700	—	(12)	1,116

Fair Value of Warrants is Estimated Using Black-Scholes Option Pricing Model

The estimated fair value of outstanding warrants accounted for as liabilities is determined at each balance sheet date. Any decrease or increase in the estimated fair value of the warrant liability since the most recent balance sheet date is recorded in the condensed consolidated statement of operations as other income (expense). The fair value of the warrants is estimated using an appropriate pricing model with the following inputs:

As of June 30, 2017
Warrant Issuance	Outstanding (in thousands)	Strike price (per share)	Expected term (years)	Volatility %	Risk-free rate %
February 2017	17,000	$1.10	4.62	136.07%	1.83%
July 2016	700	$13.00	4.04	144.12%	1.73%
January 2016	682	$28.40	3.53	150.15%	1.64%
March 2015	700	$41.60	2.72	168.20%	1.50%
September 2013	199	$50.00	1.22	100.31%	1.27%
December 2012	152	$10.32	0.48	49.17%	1.13%

As of December 31, 2016
Warrant Issuance	Outstanding (in thousands)	Strike price (per share)	Expected term (years)	Volatility %	Risk-free rate %
July 2016	700	$13.00	4.54	117.82%	1.82%
January 2016	682	$28.40	4.03	120.38%	1.71%
March 2015	700	$41.60	3.22	131.46%	1.52%
September 2013	199	$50.00	1.72	164.01%	1.10%
December 2012	152	$31.60	0.98	204.55%	0.84%
April 2011	13	$13.00	0.31	103.79%	0.53%

The fair value of the warrants is estimated using an appropriate pricing model with the following inputs:

As of December 31, 2016
Warrant Issuance	Outstanding	Strike price	Expected term	Volatility %	Risk-free rate %
July 2016	700	$13.00	4.54	117.82%	1.82%
January 2016	682	$28.40	4.03	120.38%	1.71%
March 2015	700	$41.60	3.22	131.46%	1.52%
September 2013	199	$50.00	1.72	164.01%	1.10%
December 2012	152	$31.60	0.98	204.55%	0.84%
April 2011	13	$13.00	0.31	103.79%	0.53%

As of December 31, 2015
Warrant Issuance	Outstanding	Strike price	Expected term	Volatility %	Risk-free rate %
March 2015	700	$41.60	4.22	75.85%	1.58%
September 2013	199	$50.00	2.72	74.70%	1.24%
December 2012	152	$31.60	1.98	76.37%	1.05%
April 2011	31	$13.00	1.31	65.60%	0.77%
March 2011	9	$13.00	0.18	47.98%	—%
March 2010	1	$40.04	0.24	71.41%	—%

Changes in Fair Value of Warrant Liability

The changes in fair value of the warrant liability for the six months ended June 30, 2017 were as follows (in thousands):

Warrant Issuance	Warrant liability, December 31, 2016	Fair value of warrants granted	Fair value of warrants exercised	Change in fair value of warrants	Warrant liability, June 30, 2017
February 2017	$—	$10,357	$—	$(2,345)	$8,012
July 2016	753	—	—	(540)	213
January 2016	529	—	—	(375)	154
March 2015	432	—	—	(301)	131
September 2013	81	—	—	(81)	—
December 2012	65	—	—	(65)	—
April 2011	—	—	—	—	—

	$1,860	$10,357	$—	$(3,707)	$8,510

The changes in fair value of the warrant liability for the years ended December 31, 2016 and 2015 were as follows (in thousands):

Warrant Issuance	Warrant liability, December 31, 2015	Fair value of warrants granted	Fair value of warrants exercised	Change in fair value of warrants	Warrant liability, December 31, 2016
July 2016	$—	$4,296	$—	$(3,543)	$753
January 2016	—	5,590	—	(5,061)	529
March 2015	10,337	—	—	(9,905)	432
September 2013	1,933	—	—	(1,852)	81
December 2012	1,565	—	—	(1,500)	65
April 2011	537	—	(278)	(259)	—
March 2011	144	—	(46)	(98)	—
March 2010	2	—	—	(2)	—

	$14,518	$9,886	$(324)	$(22,220)	$1,860

Warrant Issuance	Warrant liability, January 1, 2015	Fair value of warrants granted	Fair value of warrants exercised	Change in fair value of warrants	Warrant liability, December 31, 2015
March 2015	—	10,296	—	41	10,337
September 2013	2,560	—	—	(627)	1,933
December 2012	2,027	—	—	(462)	1,565
April 2011	625	—	—	(88)	537
March 2011	144	—	—	—	144
March 2010	2	—	—	—	2

	5,358	10,296	—	(1,136)	14,518